Commitments and contingencies (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Schedule for commitments under fixed term operating leases [line items]
Leasing commitments	$ 3,169
Expense of current year	337
Not later than one year
Schedule for commitments under fixed term operating leases [line items]
Leasing commitments	309
Later than one year and not later than two years [member]
Schedule for commitments under fixed term operating leases [line items]
Leasing commitments	224
Later than two years and not later than three years [member]
Schedule for commitments under fixed term operating leases [line items]
Leasing commitments	161
Later than three years and not later than four years [member]
Schedule for commitments under fixed term operating leases [line items]
Leasing commitments	131
Later than four years and not later than five years [member]
Schedule for commitments under fixed term operating leases [line items]
Leasing commitments	123
Later than five years
Schedule for commitments under fixed term operating leases [line items]
Leasing commitments	$ 2,221